Schedule of Investments
January 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.97%
Australia–1.46%
ASX Ltd.	53	$2,110
Brambles Ltd.	565	8,770
Cochlear Ltd.	24	4,473
CSL Ltd.	163	20,540
Evolution Mining Ltd.	544	5,224
Goodman Group	792	16,825
Northern Star Resources Ltd.	425	7,813
QBE Insurance Group Ltd.	666	9,128
Suncorp Group Ltd.	353	4,156
Transurban Group	1,380	13,348
WiseTech Global Ltd.	93	3,726
		96,113
Austria–0.05%
Verbund AG	41	3,008
Belgium–0.32%
Ageas S.A./N.V.	85	6,038
KBC Group N.V.	107	15,078
		21,116
Brazil–0.28%
Wheaton Precious Metals Corp.	140	18,444
Canada–3.10%
Agnico Eagle Mines Ltd.	106	20,150
Bank of Nova Scotia (The)	301	22,503
Canadian Tire Corp. Ltd., Class A	31	3,814
CGI, Inc., Class A	66	5,657
Dollarama, Inc.	120	16,172
Fortis, Inc.	237	12,636
Intact Financial Corp.	51	9,285
Metro, Inc.	56	3,717
National Bank of Canada	150	17,874
RB Global, Inc.	61	6,924
Saputo, Inc.	142	4,284
Shopify, Inc., Class A(a)	181	23,750
Sun Life Financial, Inc.	253	15,942
TELUS Corp.	186	2,595
Thomson Reuters Corp.	43	4,751
Toronto-Dominion Bank (The)	297	27,758
WSP Global, Inc.	31	5,993
		203,805
Denmark–1.68%
DSV A/S	73	20,527
Genmab A/S(a)	15	4,887
Novo Nordisk A/S, Class B	1,037	61,576
Novonesis (Novozymes) B, Class B	155	9,497
Pandora A/S	32	2,590
Vestas Wind Systems A/S	371	11,246
		110,323
Finland–0.49%
Elisa OYJ	58	2,566
Shares		Value
Finland–(continued)
Kesko OYJ, Class B	132	$3,339
Kone OYJ, Class B	124	8,911
Sampo OYJ	782	8,721
Stora Enso OYJ, Class R	335	3,856
UPM-Kymmene OYJ	188	5,187
		32,580
France–2.72%
AXA S.A.	596	27,177
Cie Generale des Etablissements Michelin S.C.A.	326	12,106
Credit Agricole S.A.	456	9,875
Danone S.A.	229	17,945
Hermes International S.C.A.	11	26,466
Publicis Groupe S.A.	100	9,995
Rexel S.A.	103	4,316
Schneider Electric SE	181	51,893
Societe Generale S.A.	219	19,191
		178,964
Germany–0.93%
adidas AG	78	13,830
Deutsche Boerse AG	75	18,992
Fresenius SE & Co. KGaA	124	6,936
GEA Group AG	47	3,360
Henkel AG & Co. KGaA, Preference Shares	101	8,873
LEG Immobilien SE	30	2,169
Merck KGaA	47	7,003
		61,163
Hong Kong–0.70%
AIA Group Ltd.	3,600	41,535
MTR Corp. Ltd.	1,000	4,422
		45,957
Ireland–0.07%
Kerry Group PLC, Class A	55	4,889
Italy–0.61%
Assicurazioni Generali S.p.A.	379	15,460
FinecoBank Banca Fineco S.p.A.	238	6,309
Moncler S.p.A.	84	4,894
Poste Italiane S.p.A.(b)	309	8,139
Terna S.p.A.	484	5,245
		40,047
Japan–7.15%
Ajinomoto Co., Inc.	300	6,863
Asahi Kasei Corp.	500	4,850
Bridgestone Corp.	400	9,006
Daiwa Securities Group, Inc.	400	3,898
FANUC Corp.	300	12,046
Fujitsu Ltd.	700	19,450
Hitachi Ltd.	1,300	45,110
Hoya Corp.	100	16,776
JFE Holdings, Inc.	300	4,039
Kao Corp.	200	8,000
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
Japan–(continued)
KDDI Corp.	1,100	$18,572
LY Corp.	1,300	3,329
MatsukiyoCocokara & Co.	200	3,204
Mitsubishi Chemical Group Corp.	600	3,961
Mitsubishi Estate Co. Ltd.	500	12,743
Nitto Denko Corp.	300	6,667
Nomura Research Institute Ltd.	200	6,084
Oriental Land Co. Ltd.	500	8,753
ORIX Corp.	500	15,238
Pan Pacific International Holdings Corp.	1,000	5,921
Rakuten Group, Inc.(a)	600	3,597
Recruit Holdings Co. Ltd.	500	26,337
Secom Co. Ltd.	200	7,327
Sekisui House Ltd.	200	4,457
SG Holdings Co. Ltd.	300	2,888
Shiseido Co. Ltd.	300	5,124
SoftBank Corp.	11,100	15,088
Sompo Holdings, Inc.	300	10,345
Sony Group Corp.	1,500	33,072
Sumitomo Metal Mining Co. Ltd.	100	5,651
Sumitomo Mitsui Financial Group, Inc.	1,200	42,228
Sysmex Corp.	400	3,785
T&D Holdings, Inc.	200	4,940
Tokio Marine Holdings, Inc.	600	22,363
Tokyo Electron Ltd.	200	53,292
Toray Industries, Inc.	600	4,426
Unicharm Corp.	500	3,037
Yamaha Motor Co. Ltd.	500	3,776
Yokohama Financial Group, Inc.	500	4,554
		470,797
Netherlands–3.36%
Akzo Nobel N.V.	79	5,534
argenx SE(a)	12	10,092
argenx SE(a)	7	5,840
ASML Holding N.V.	86	123,316
Koninklijke Ahold Delhaize N.V.	319	12,473
Koninklijke KPN N.V.	1,246	6,102
Magnum Ice Cream Co. N.V. (The)(a)	174	3,089
NXP Semiconductors N.V.	85	19,222
Prosus N.V.(a)	441	25,358
Wolters Kluwer N.V.	105	9,860
		220,886
New Zealand–0.05%
Meridian Energy Ltd.	903	3,063
Norway–0.30%
DNB Bank ASA	337	9,663
Mowi ASA	172	3,965
Orkla ASA	280	3,331
Telenor ASA	186	3,135
		20,094
Singapore–0.05%
CapitaLand Investment Ltd.	1,400	3,390
Spain–0.57%
Amadeus IT Group S.A.	197	13,208
CaixaBank S.A.	1,170	15,444
Shares		Value
Spain–(continued)
Cellnex Telecom S.A.(b)	225	$6,959
Redeia Corp. S.A.	122	2,109
		37,720
Sweden–0.79%
Boliden AB(a)	92	6,443
EQT AB	107	4,061
Essity AB, Class B	214	6,336
Sandvik AB	299	11,806
Svenska Cellulosa AB S.C.A., Class B	159	1,991
Svenska Handelsbanken AB, Class A	576	9,081
Tele2 AB, Class B	346	6,366
Telia Co. AB	1,235	5,642
		51,726
Switzerland–2.58%
ABB Ltd.	514	44,254
DSM-Firmenich AG	90	7,097
Givaudan S.A.	4	15,462
Julius Baer Group Ltd.	53	4,427
Kuehne + Nagel International AG, Class R	22	5,094
Lonza Group AG	28	19,025
SGS S.A.	59	7,101
Sika AG	52	9,978
Sonova Holding AG, Class A	19	5,200
Straumann Holding AG(a)	25	3,007
Swiss Life Holding AG	8	8,773
VAT Group AG(b)	8	5,173
Zurich Insurance Group AG	50	35,571
		170,162
United Kingdom–3.06%
3i Group PLC	382	17,549
Admiral Group PLC	69	2,597
Auto Trader Group PLC(b)	289	2,130
Barratt Redrow PLC	464	2,471
DCC PLC	45	2,853
Informa PLC	372	4,489
Intertek Group PLC	57	3,497
J Sainsbury PLC	611	2,677
Kingfisher PLC	1,023	4,714
Land Securities Group PLC	362	3,231
Legal & General Group PLC	2,286	8,300
London Stock Exchange Group PLC	162	18,070
M&G PLC	1,189	5,040
National Grid PLC	1,654	28,101
Pearson PLC	204	2,683
RELX PLC	616	21,838
Schroders PLC	825	5,110
Segro PLC	312	3,251
SSE PLC	459	15,256
Unilever PLC	695	47,280
		201,137
United States–67.65%
Adobe, Inc.(a)	141	41,348
Advanced Micro Devices, Inc.(a)	536	126,887
Agilent Technologies, Inc.	113	15,125
Alcon AG	169	13,679
Allegion PLC	25	4,135
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
United States–(continued)
American Express Co.	181	$63,743
American Tower Corp.	157	28,147
American Water Works Co., Inc.	72	9,297
Ameriprise Financial, Inc.	39	20,560
Amgen, Inc.	177	60,513
Analog Devices, Inc.	158	49,119
Annaly Capital Management, Inc.	125	2,876
Applied Materials, Inc.	259	83,481
Aptiv PLC(a)	100	7,575
Atlassian Corp., Class A(a)	55	6,500
Autodesk, Inc.(a)	78	19,724
Automatic Data Processing, Inc.	137	33,814
Axon Enterprise, Inc.(a)	27	13,057
Ball Corp.	116	6,597
Bank of New York Mellon Corp. (The)	249	29,860
Best Buy Co., Inc.	66	4,297
Biogen, Inc.(a)	53	9,534
BlackRock, Inc.	49	54,828
Booking Holdings, Inc.	11	55,020
Broadridge Financial Solutions, Inc.	43	8,476
Bunge Global S.A.	38	4,327
C.H. Robinson Worldwide, Inc.	39	7,603
Cadence Design Systems, Inc.(a)	87	25,783
Carrier Global Corp.	320	19,066
Centene Corp.(a)	174	7,538
Church & Dwight Co., Inc.	93	8,951
Cigna Group (The)	94	25,766
Clorox Co. (The)	45	5,076
CMS Energy Corp.	107	7,649
CNH Industrial N.V.	299	3,217
Coca-Cola Co. (The)	1,340	100,245
Consolidated Edison, Inc.	132	14,075
Cooper Cos., Inc. (The)(a)	72	5,859
CRH PLC	202	24,727
Crown Castle, Inc.	145	12,587
Cummins, Inc.	44	25,468
D.R. Horton, Inc.	116	17,265
Danaher Corp.	213	46,624
Deckers Outdoor Corp.(a)	57	6,802
Dick’s Sporting Goods, Inc.	16	3,232
Digital Realty Trust, Inc.	112	18,586
DocuSign, Inc.(a)	38	1,997
Dover Corp.	51	10,276
Dynatrace, Inc.(a)	58	2,209
eBay, Inc.	142	12,953
Ecolab, Inc.	92	25,943
Edwards Lifesciences Corp.(a)	216	17,574
Electronic Arts, Inc.	100	20,392
Elevance Health, Inc.	76	26,276
EMCOR Group, Inc.	12	8,649
Equinix, Inc.	34	27,912
Essential Utilities, Inc.	82	3,181
Eversource Energy	126	8,710
Exelon Corp.	342	15,315
Expeditors International of Washington, Inc.	47	7,545
F5, Inc.(a)	11	3,032
Fair Isaac Corp.(a)	8	11,705
Ferguson Enterprises, Inc.	78	19,692
Fidelity National Information Services, Inc.	226	12,487
Shares		Value
United States–(continued)
First Solar, Inc.(a)	41	$9,246
Fiserv, Inc.(a)	236	15,040
Fortive Corp.	127	6,707
Fox Corp., Class A	105	7,642
Gartner, Inc.(a)	21	4,402
General Mills, Inc.	208	9,622
Genuine Parts Co.	27	3,753
Gilead Sciences, Inc.	406	57,632
GoDaddy, Inc., Class A(a)	39	3,920
Graco, Inc.	55	4,803
Hartford Insurance Group, Inc. (The)	111	14,992
HCA Healthcare, Inc.	57	27,831
Hologic, Inc.(a)	89	6,669
Home Depot, Inc. (The)	329	123,240
HubSpot, Inc.(a)	14	3,920
Humana, Inc.	32	6,246
Huntington Bancshares, Inc.	637	11,135
IDEX Corp.	21	4,170
IDEXX Laboratories, Inc.(a)	31	20,784
Illinois Tool Works, Inc.	92	24,036
Ingersoll Rand, Inc.	151	13,000
Insulet Corp.(a)	19	4,860
Intel Corp.(a)	1,466	68,125
Intercontinental Exchange, Inc.	184	31,976
International Paper Co.	117	4,717
Intuit, Inc.	93	46,400
IQVIA Holdings, Inc.(a)	54	12,428
J.B. Hunt Transport Services, Inc.	29	5,879
Johnson Controls International PLC	230	27,430
Kenvue, Inc.	622	10,823
KeyCorp	284	6,112
Keysight Technologies, Inc.(a)	50	10,817
Labcorp Holdings, Inc.	31	8,417
Lam Research Corp.	412	96,186
Lennox International, Inc.	12	5,941
Lowe’s Cos., Inc.	187	49,940
lululemon athletica, Inc.(a)	46	8,027
Marsh & McLennan Cos., Inc.	165	31,051
Marvell Technology, Inc.	293	23,124
McCormick & Co., Inc.	66	4,081
Mettler-Toledo International, Inc.(a)	7	9,613
MongoDB, Inc.(a)	35	12,997
Moody’s Corp.	57	29,387
Motorola Solutions, Inc.	52	20,932
Nasdaq, Inc.	159	15,406
NetApp, Inc.	47	4,528
Newmont Corp.	344	38,648
Northern Trust Corp.	56	8,368
Nutanix, Inc., Class A(a)	59	2,321
NVIDIA Corp.	3,347	639,712
Okta, Inc.(a)	44	3,717
Old Dominion Freight Line, Inc.	72	12,470
Palo Alto Networks, Inc.(a)	215	38,049
Paychex, Inc.	111	11,447
Pentair PLC	46	4,847
PepsiCo, Inc.	441	67,751
PNC Financial Services Group, Inc. (The)	139	31,039
PPG Industries, Inc.	85	9,829
Principal Financial Group, Inc.	50	4,736
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
United States–(continued)
Progressive Corp. (The)	194	$40,352
Prudential Financial, Inc.	137	15,222
PTC, Inc.(a)	38	5,933
PulteGroup, Inc.	63	7,881
Pure Storage, Inc., Class A(a)	75	5,216
Quanta Services, Inc.	53	25,155
Quest Diagnostics, Inc.	36	6,733
Raymond James Financial, Inc.	51	8,459
Regions Financial Corp.	273	7,781
Rivian Automotive, Inc., Class A(a)	310	4,573
Rockwell Automation, Inc.	41	17,288
S&P Global, Inc.	103	54,362
Samsara, Inc., Class A(a)	69	1,935
ServiceNow, Inc.(a)	329	38,496
State Street Corp.	101	13,217
Steel Dynamics, Inc.	46	8,260
STERIS PLC	36	9,454
Swiss Re AG(a)	120	19,174
Synchrony Financial	142	10,314
Synopsys, Inc.(a)	64	29,767
T. Rowe Price Group, Inc.	66	6,975
Take-Two Interactive Software, Inc.(a)	78	17,183
Target Corp.	159	16,770
Tesla, Inc.(a)	820	352,936
Texas Instruments, Inc.	297	64,018
Tractor Supply Co.	196	9,973
Trane Technologies PLC	78	32,805
Travelers Cos., Inc. (The)	81	23,045
Trimble, Inc.(a)	47	3,177
Truist Financial Corp.	409	21,031
Twilio, Inc., Class A(a)	55	6,625
U.S. Bancorp	474	26,596
Shares		Value
United States–(continued)
Ulta Beauty, Inc.(a)	14	$9,063
United Rentals, Inc.	24	18,769
Veeva Systems, Inc., Class A(a)	47	9,584
Veralto Corp.	74	7,325
Verizon Communications, Inc.	1,348	60,013
Vertex Pharmaceuticals, Inc.(a)	85	39,942
W.W. Grainger, Inc.	17	18,359
Walt Disney Co. (The)	581	65,537
Waters Corp.(a)	22	8,156
West Pharmaceutical Services, Inc.	27	6,240
Western Digital Corp.	103	25,774
Williams-Sonoma, Inc.	39	7,981
Willis Towers Watson PLC	28	8,889
Workday, Inc., Class A(a)	83	14,577
Xylem, Inc.	91	12,546
Zimmer Biomet Holdings, Inc.	77	6,704
Zoetis, Inc.	149	18,598
Zscaler, Inc.(a)	40	8,000
		4,452,170
Total Common Stocks & Other Equity Interests (Cost $4,287,811)		6,447,554
Money Market Funds–1.53%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(c)(d)	35,199	35,199
Invesco Treasury Portfolio, Institutional Class, 3.57%(c)(d)	65,358	65,358
Total Money Market Funds (Cost $100,557)		100,557
TOTAL INVESTMENTS IN SECURITIES—99.50% (Cost $4,388,368)		6,548,111
OTHER ASSETS LESS LIABILITIES–0.50%		32,842
NET ASSETS–100.00%		$6,580,953
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $22,401, which represented less than 1% of the Fund’s Net Assets.

(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$79,278	$229,714	$(273,793)	$-	$-	$35,199	$548
Invesco Treasury Portfolio, Institutional Class	147,123	426,614	(508,379)	-	-	65,358	1,007
Total	$226,401	$656,328	$(782,172)	$-	$-	$100,557	$1,555

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$96,113	$—	$96,113
Austria	—	3,008	—	3,008
Belgium	—	21,116	—	21,116
Brazil	18,444	—	—	18,444
Canada	203,805	—	—	203,805
Denmark	—	110,323	—	110,323
Finland	—	32,580	—	32,580
France	—	178,964	—	178,964
Germany	—	61,163	—	61,163
Hong Kong	—	45,957	—	45,957
Ireland	—	4,889	—	4,889
Italy	—	40,047	—	40,047
Japan	—	470,797	—	470,797
Netherlands	28,151	192,735	—	220,886
New Zealand	—	3,063	—	3,063
Norway	—	20,094	—	20,094
Singapore	—	3,390	—	3,390
Spain	—	37,720	—	37,720
Sweden	—	51,726	—	51,726
Switzerland	—	170,162	—	170,162
United Kingdom	—	201,137	—	201,137
United States	4,419,317	32,853	—	4,452,170
Money Market Funds	100,557	—	—	100,557
Total Investments	$4,770,274	$1,777,837	$—	$6,548,111
Invesco MSCI World SRI Index Fund